RIGHT OF USE LEASE ASSETS	6 Months Ended
Sep. 30, 2022
RIGHT OF USE LEASE ASSETS
RIGHT OF USE LEASE ASSETS

NOTE 10 – RIGHT OF USE LEASE ASSETS

The Company had several operating leases for offices in the PRC. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective April 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and the related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on our deficit as of March 31, 2020. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term. As of April 1, 2019, the Company recorded a ROU asset and lease liability of US$ 2,559,646.

The Company’s operating leases primarily include leases for office space. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheets. On October 15, 2021, the Company entered into a lease agreement with a third party for was one year’s lease term. Pursuant to the lease agreement, the Company paid a total of US$934,871 rental fees in advance for the following year. For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Total lease expense amounted to US$447,394 and US$1,779 for the six months ened September 30, 2022 and 2021, respectively.